Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement
Value added tax receivables	€ 742	€ 608
Current value added tax receivables	557	383
Gas volume prepayments	174	26
Non-current receivables for investing activities	11	9
Excise duties and consumer taxes	628	636
Current value added tax payables	311	359
Gas and electricity
Statement
Cautionary deposits	231	233
Engie SA
Statement
Current advances received	64	66
Non-current advances received	455	518
Egyptian state-owned partners
Statement
Current advances received	1,228	716
Exploration & Production
Statement
Overlifting imbalances	€ 917	€ 1,004